INVENTORIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	$ 3,352	$ 3,584	$ 3,454
Noncurrent inventories	2,098	2,098	2,098
Total inventories	5,450	5,682	5,552
Uranium concentrates
DisclosureOfInventoriesLineItems [Line Items]
Total inventories	526	526	526
Inventory of ore in stockpiles
DisclosureOfInventoriesLineItems [Line Items]
Total inventories	2,098	2,098	2,098
Mine and mill supplies
DisclosureOfInventoriesLineItems [Line Items]
Total inventories	$ 2,826	$ 3,058	$ 2,928